CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 81,809	$ 116,049	$ 18,214
Restricted cash	120	78	58
Accounts receivable	55,196	72,907	48,791
Prepayments and other current assets	9,784	10,013	7,694
Total current assets	146,909	199,047	74,757
Property and equipment, net	3,595	3,018	1,855
Deferred tax asset - non-current	264	264	428
Other non-current assets	3,328	3,542	980
Goodwill	219,377	219,377	219,377
Intangible assets, net	76,773	81,185	90,013
Total assets	450,246	506,433	387,410
Current liabilities
Accounts payable	2,894	2,231	787
Accrued expenses and other liabilities	14,106	22,636	13,105
Income taxes payable	1,423	1,688	818
Deferred revenue	81,322	73,671	49,850
Total current liabilities	99,745	100,226	64,560
Deferred tax liability-non-current			95
Long-term debt	9,640	68,329	107,344
Other long-term liabilities	51	27	54
Deferred revenue non-current	13,817	9,454	5,254
Total liabilities	123,253	178,036	177,307
Commitments and contingencies
Stockholders' (deficit) equity
Common stock, value	9	8	5
Preferred stock, value
Treasury stock, at cost		0	0
Additional paid in capital	363,818	353,609	3,739
Accumulated deficit	(36,834)	(25,220)	(17,628)
Total stockholders' (deficit) equity	326,993	328,397	(13,884)
Total redeemable convertible preferred stock and stockholders' equity (deficit)		328,397	210,103
Total liabilities and stockholders’ equity	$ 450,246	506,433	387,410
Redeemable Convertible Preferred Stock
Current liabilities
Redeemable convertible preferred stock, value		$ 0	$ 223,987